     As filed with the Securities and Exchange Commission on June 15, 2010



                                                             File Nos. 333-96773

                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 23                      [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 215                             [x]


                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)


                   200 Park Avenue, New York, New York 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)


                               Michael K. Farrell

                                   President


                   First MetLife Investors Insurance Company


                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000



                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]on June 21, 2010 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

    This registration statement incorporates by reference the Prospectuses dated May 1, 2010 for the Class VA, Class AA and Class B contracts included in Post-Effective Amendment No. 22/Amendment No. 205 to the registration statement on Form N-4 (File No. 333-96773/811-08306), filed on April 15, 2010 pursuant to paragraph (b) of Rule 485.


    This registration statement also incorporates by reference the Supplement dated May 1, 2010 to the Prospectus dated May 1, 2010 for the Class VA contracts included in Post-Effective Amendment No. 22/Amendment No. 205 to the registration statement on Form N-4 (File Nos. 333-96773/811-08306) filed on April 15, 2010 pursuant to paragraph (b) of Rule 485.


    This registration statement also incorporates by reference the Statement of Additional Information (the "SAI") dated May 1, 2010 included in Post-Effective Amendment No. 22/Amendment No. 205 to the registration statement on Form N-4 (File Nos. 333-96773/811-08306), filed on April 15, 2010 pursuant to paragraph (b) of Rule 485.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 21, 2010
                        TO PROSPECTUSES DATED MAY 1, 2010

This supplement describes a new version of the optional Guaranteed Minimum Income Benefit Plus rider that will be effective for Class VA, L - 4 Year, C, XTRA, XTRA 6, and S variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement describes changes to how the benefit under the Guaranteed Minimum Income Benefit Plus is calculated under the new version of the rider. These changes only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. The new version of this rider is referred to as Guaranteed Minimum Income Benefit Plus III (GMIB Plus III). These changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after July 19, 2010.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON JULY 16, 2010.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I. GUARANTEED MINIMUM INCOME BENEFIT PLUS III

Contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after July 19, 2010 may elect the optional Guaranteed Minimum Income Benefit Plus III rider. The GMIB Plus III rider is identical to the GMIB Plus II rider described in the May 1, 2010 prospectus, with the following exceptions.

     A.   ANNUAL INCREASE AMOUNT

Under the GMIB Plus III rider, the Annual Increase Amount is defined as the following:

(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate (as defined below); and

     (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

THE ANNUAL INCREASE AMOUNT IS LIMITED TO A MAXIMUM OF 270% OF YOUR PURCHASE PAYMENTS OR, IF GREATER, 270% OF THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "LIVING BENEFITS - DESCRIPTION OF GMIB PLUS - OPTIONAL STEP-UP" IN THE PROSPECTUS).

                                                                    SUPP-NYCL610

     1. ANNUAL INCREASE RATE

Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greatest of:

     (a)  5%;

     (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or

     (c) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year.

On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.

Items (b) and (c) above only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code.

If total withdrawals during a contract year exceed the greater of: (i) withdrawals under the Automated Required Minimum Distribution program, plus Systematic Withdrawal Program withdrawals up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year, or (ii) the greater of the required minimum distribution amount for the previous calendar year or the current calendar year, items (b) and (c) above are not used to calculate the annual increase rate and the annual increase rate will be 5%.

After the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.

     2. WITHDRAWAL ADJUSTMENTS

Withdrawal adjustments in a contract year are determined according to (a) or
(b):

     (a) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

     (b) If total withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, and if these withdrawals are paid to you (or to the annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

     B. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the GMIB Plus III income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the prospectus). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the contract year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the GMIB Plus III income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Plus III rider.

To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.

     C.   GMIB PLUS III EXAMPLES

Assume an IRA contract is issued on September 1, 2010 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2011), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2011 with respect to this contract is $6,000, and the required minimum distribution amount for 2012 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2011) and the second contract anniversary (September 1, 2012) the account value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:

     (a)  5%;

     (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or

     (c) the required minimum distribution amount for 2011 ($6,000) or for 2012 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2011 ($100,000).

Because $7,200 (the required minimum distribution amount for 2012) is greater than $6,000 (the required minimum distribution amount for 2011), (c) is equal to $7,200 divided by $100,000, or 7.2%.

(1) Withdrawals Through the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------

If the contract owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the owner will receive $6,800 over the second contract year (from September 2011 through August 2012). Assuming the owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2012, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.

(Why does the contract owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2011, the owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2011 divided by 12). From January through August 2012, the owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2012 divided by 12). The owner receives $2,000 in 2011 and $4,800 in 2012, for a total of $6,800.)

(2) Withdrawals Outside the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------

If the contract owner withdraws the $6,000 required minimum distribution amount for 2011 in December 2011 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the contract owner withdraws the $7,200 required minimum distribution amount for 2012 in January 2012 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(3) Withdrawals in Excess of the Required Minimum Distribution Amounts
    ------------------------------------------------------------------

Assume the contract owner withdraws $7,250 on September 1, 2011 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2011 and 2012, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2012) will be $97,387.50. On September 1, 2011, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the account value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2012) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

(4) No Withdrawals
    --------------

If the contract owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2012 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). The Annual Increase Amount is limited to a maximum of 270% of your purchase payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up.

     D.   ENHANCED PAYOUT RATE

The GMIB Plus III payout rates are enhanced under the following circumstances.
If:

     .    the contract was issued on or after your 57th birthday;

     .    you begin withdrawals on or after your 60th birthday;

     . your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and

     . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

then the annual annuity payments under the GMIB Plus III rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                   Telephone: 800-343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 21, 2010
                        TO PROSPECTUSES DATED MAY 1, 2010

This supplement describes a new version of the optional Lifetime Income Solution Plus rider that will be effective for Class A and B variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement describes changes to how the benefit under the Lifetime Income Solution Plus is calculated under the new version of the rider. These changes only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. The new version of this rider is referred to as Lifetime Income Solution Plus II (LIS Plus II). These changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after July 19, 2010.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE LIFETIME INCOME SOLUTION PLUS RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON JULY 16, 2010.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I. LIFETIME INCOME SOLUTION PLUS II

Contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after July 19, 2010 may elect the optional Lifetime Income Solution Plus II rider. The LIS Plus II rider is identical to the LIS Plus rider described in the May 1, 2010 prospectus, with the following exceptions.

     A.   ANNUAL INCREASE AMOUNT

Under the LIS Plus II rider, the Annual Increase Amount is defined as the following:

(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate (as defined below); and

     (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

THE ANNUAL INCREASE AMOUNT IS LIMITED TO A MAXIMUM OF 270% OF YOUR PURCHASE PAYMENTS OR, IF GREATER, 270% OF THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "LIVING BENEFITS - DESCRIPTION OF LIS PLUS - OPTIONAL STEP-UP" IN THE PROSPECTUS).

                                                                    SUPP-NYAB610

     1. ANNUAL INCREASE RATE

Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greatest of:

     (a)  5%;

     (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or

     (c) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year.

On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.

Items (b) and (c) above only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code.

If total withdrawals during a contract year exceed the greater of: (i) withdrawals under the Automated Required Minimum Distribution program, plus Systematic Withdrawal Program withdrawals up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year, or (ii) the greater of the required minimum distribution amount for the previous calendar year or the current calendar year, items (b) and (c) above are not used to calculate the annual increase rate and the annual increase rate will be 5%.

After the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.

     2. WITHDRAWAL ADJUSTMENTS

Withdrawal adjustments in a contract year are determined according to (a) or
(b):

     (a) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge for Class B contracts); or

     (b) If total withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, and if these withdrawals are paid to you (or to the annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge for Class B contracts) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

     B. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the LIS Plus II income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the prospectus). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the contract year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the LIS Plus II income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the LIS Plus II rider.

To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.

     C.   LIS PLUS II EXAMPLES

Assume an IRA contract is issued on September 1, 2010 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2011), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2011 with respect to this contract is $6,000, and the required minimum distribution amount for 2012 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2011) and the second contract anniversary (September 1, 2012) the account value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:

     (a)  5%;

     (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or

     (c) the required minimum distribution amount for 2011 ($6,000) or for 2012 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2011 ($100,000).

Because $7,200 (the required minimum distribution amount for 2012) is greater than $6,000 (the required minimum distribution amount for 2011), (c) is equal to $7,200 divided by $100,000, or 7.2%.

(1) Withdrawals Through the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------

If the contract owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the owner will receive $6,800 over the second contract year (from September 2011 through August 2012). Assuming the owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2012, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.

(Why does the contract owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2011, the owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2011 divided by 12). From January through August 2012, the owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2012 divided by 12). The owner receives $2,000 in 2011 and $4,800 in 2012, for a total of $6,800.)

(2) Withdrawals Outside the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------

If the contract owner withdraws the $6,000 required minimum distribution amount for 2011 in December 2011 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the contract owner withdraws the $7,200 required minimum distribution amount for 2012 in January 2012 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(3) Withdrawals in Excess of the Required Minimum Distribution Amounts
    ------------------------------------------------------------------

Assume the contract owner withdraws $7,250 on September 1, 2011 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2011 and 2012, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2012) will be $97,387.50. On September 1, 2011, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the account value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2012) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

(4) No Withdrawals
    --------------

If the contract owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2012 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). The Annual Increase Amount is limited to a maximum of 270% of your purchase payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up.

     D.   ENHANCED PAYOUT RATE

The LIS Plus II payout rates are enhanced under the following circumstances. If:

     .    the contract was issued on or after your 57th birthday;

     .    you begin withdrawals on or after your 60th birthday;

     . your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and

     . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

then the annual annuity payments under the LIS Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                   Telephone: 800-709-2811
5 Park Plaza, Suite 1900, Irvine, CA 92614

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 21, 2010
                                       TO
             STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2010

This supplement modifies information in the Statements of Additional Information ("SAIs") dated May 1, 2009 for the Class VA, L - 4 Year, C, XTRA, XTRA 6, S, and B variable annuity contracts issued by First MetLife Investors Insurance Company ("FMLI") for the sole purpose of incorporating into the SAI certain financial information of MetLife, Inc. ("MetLife"), the parent company of FMLI.

This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

ADDITIONAL INFORMATION

In the "Additional Information" section, replace items (i) through (iv) with the following:

     (i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2009, filed on February 26, 2010 (File No. 001-15787), which can be viewed on the SEC website at www.sec.gov;

     (ii) The unaudited interim condensed consolidated financial statements (including notes thereto) included in MetLife's Quarterly Report on Form 10-Q for the period ended March 31, 2010, filed on May 5, 2010 (File No. 001-15787), which can be viewed on the SEC website at www.sec.gov; and

     (iii) MetLife's Current Report on Form 8-K filed with the SEC on May 17, 2010 (File No. 001-15787), which can be viewed on the SEC website at www.sec.gov.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA 92614

                                                                SUPP-SAINYCL0610

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B of
Post-Effective Amendment No. 22/Amendment No. 205 to Registration Statement
Nos. 333-96773/811-08306:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities of December 31, 2009.

3.   Statements of Operations for the year ended December 31, 2009.

4.   Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.

5.   Notes to the Financial Statements.


The following financial statements of the Company are included in Part B of Post-Effective Amendment No. 22/Amendment No. 205 to Registration Statement
Nos. 333-96773/811-08306:


1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2009 and 2008.

3.   Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

5.   Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.

6.   Notes to the Financial Statements.





The following consolidated financial statements of General American Life Insurance Company
(the "Guarantor") are included in Part B of Post-Effective Amendment No. 22/Amendment No. 205 to
Registration Statement Nos. 333-96773/811-08306:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2009 and 2008.

3.   Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and
     2007.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.

6.   Notes to the Consolidated Financial Statements.



b.            Exhibits
              ----------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001).(7)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002).(7)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-01-05 (LTC))(13)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (15)


     (v)      Form of Retail Sales Agreement (2-10) and Schedule of Differences
              (22)

     (vi)     Retail Sales Agreement and Amendments (Edward Jones) (23)

     (vii)    Selling Agreement and Amendments (UBS Financial Services Inc.)
              (22)

     (viii)   Selling Agreement and Amendments (Merrill Lynch) (filed herewith)

     (ix)     Selling Agreement and Amendments (Citigroup Global Markets Inc.) (filed herewith)

     (x)      Selling Agreement (Citicorp Investment Services) (filed herewith)


4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity
Contract.(2)

     (ii)     Fixed Account Rider.(2)

     (iii)    Enhanced Dollar Cost Averaging Rider.(2)

     (iv)     Three Month Market Entry Rider.(2)

     (v)      Death Benefit Rider - (Annual Step-Up).(2)

     (vi)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.(2)

     (vii)    Waiver of Withdrawal Charge for Terminal Illness Rider.(2)

     (viii)   Individual Retirement Annuity Endorsement.(2)


     (ix)       Roth Individual Retirement Annuity Endorsement.(2)

     (x)        401 Plan Endorsement.(2)

     (xi)       Tax Sheltered Annuity Endorsement.(2)

     (xii)      Unisex Annuity Rates Rider.(2)

     (xiii)     Simple Individual Retirement Annuity Endorsement.(2)

     (xiv)      Individual Retirement Annuity Endorsement 6023.1 (9/02).(7)

     (xv)       Tax Sheltered Annuity Endorsement 6026.1 (9/02).(7)

     (xvi)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02).(7)

     (xvii)     401 (a)/403 (a) Plan Endorsement 6025.1 (9/02).(7)

     (xviii)    Simple Individual Retirement Annuity Endorsement 6276 (9/02).(7)

     (xix)      Endorsement (Name change effective February 5, 2001. First Metlife Investors Insurance Company;
                formerly First Cova Life Insurance Company)(4)

     (xx)       Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05) (8)

     (xxi)      Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E (8)

     (xxii)     Form of Contract Schedule 6028-3 [Class AA, B or VA] (11/05)-A (9)

     (xxiii)    Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) FMLI-670-1 (11/05) (8)

     (xxiv)     Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (9)

     (xxv)      Form of Lifetime Guaranteed Withdrawal Benefit Rider (11)

     (xxvi)     Form of Guaranteed Minimum Income Benefit Rider (11)

     (xxvii)    Form of Contract Schedule (enhanced GMIB Plus) (11)

     (xxviii)   Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06) (12)

     (xxix)     Form of Contract Schedule 6028-3 [Class VA] (11/05)-A (12)

     (xxx)      Death Benefit Rider - (Principal Protection) 6015 (02/02). (15)

     (xxxi)     Form of Contract Schedule 6028 (7/08) (21)

     (xxxii)    Form of Contract Schedule MLIU-ELGWB (4/08) (21)

     (xxxiii)   Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08) (21)

     (xxxiv)    Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-4 (7/08) (21)


     (xxxv)     Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (filed herewith)


5.   (i)        Form of Variable Annuity Application. (3)

     (ii)       Form of Variable Annuity Application Class AA 4515 (5/04) (APPA-504AANY)(6)

     (iii)      Form of Variable Annuity Application Class B 4516 (5/04) (APPVA-504BNY)(6)

     (iv)       Form of Variable Annuity Application Class AA 4515 (7/04) (APPVA-704AANY) (8)

     (v)        Form of Variable Annuity Application Class B 4516 (4/05) (APPVA-505BNY) (8)

     (vi)       Form of Variable Annuity Application Class VA 4467 (7/05) (APPVA1105VANY) (8)

     (vii)      Form of Variable Annuity Application Class VA 4467 (1/06) (APPVAVAVANY-606) (12)

     (viii)     Form of Variable Annuity Application (21)

6.   (i)        Copy of Articles of Incorporation of the Company.(1)

     (ii)       Copy of Amended and Restated Bylaws of the Company.(3)

7.   (i)        Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life
                Insurance Company.(5)

     (ii)       Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors
                Insurance Company and Metropolitan Life Insurance Company.(19)


8.   (i)        Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
                Inc., First Cova Life Insurance Company and Cova Life Sales Company (April 3, 2000)(24)



(ii)    Participation Agreement among First MetLife Investors Insurance Company, Alliance Capital
        Management L.P. and Alliance Fund Distributors, Inc. (May 1, 2001)(3)

(iii)   Fund Participation Agreement between First MetLife Investors Insurance Company, and each of Dreyfus
        Variable Investment Fund and Dreyfus Life and Annuity Index Funds, Inc. (d/b/a Dreyfus Stock Index
        Fund) (April 27, 2001)(3)

(iv)    Participation Agreement by and among First MetLife Investors Insurance Company, Fidelity Distributors
        Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II and
        Variable Insurance Products Fund III (May 11, 2001)(3)



    (v)   (a.)     Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin
                   Templeton Distributors, Inc. and First Cova Financial Life Insurance Company (September 1,
                   2000)(3)

          (b.)     Amendment No. 4 to Participation Agreement between Franklin Templeton Variable Insurance
                   Products Trust, Franklin Templeton Distributors, Inc., First MetLife Investors Insurance Company and
                   MetLife Investors Distribution Company (effective April 30, 2007)(18)



   (vi)     Participation Agreement among MFS Variable Insurance Trust, First Cova Life Insurance Company and
            Massachusetts Financial Services Company (April 2000)(4)

   (vii)    Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
            Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001)(3)

   (viii)   Participation Agreement among First MetLife Investors Insurance Company, Pimco Variable Insurance
            Trust and Pimco Funds Distributors LLC (March 1, 2001)(3)

   (ix)     Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and First Cova
            Life Insurance Company (June 15, 2000) and Amendment dated May 1, 2001 to Participation
            Agreement (3)

   (x)      Participation Agreement by and between Scudder Variable Series I and First MetLife Investors Insurance
            Company (May 1, 2001)(3)

   (xi)     Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
            and First MetLife Investors Insurance Company (February 1, 2001)(7)

   (xii)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan
            Life Insurance Company and First MetLife Investors Insurance Company (effective July 1, 2004)(10)

   (xiii)   Form of Net Worth Agreement (12)

   (xiv)    Guarantee Agreement (General American Life Insurance Company) (June 1, 1995)(14)

   (xv)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
            Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007)(15)



   (xvi)   (a.)     Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds
                    Insurance Series, and Capital Research and Management Company (effective 04-29-03)(16)

           (b.)     First Amendment to the Fund Participation Agreement Among First MetLife Investors Insurance
                    Company, American Funds Insurance Series, and Capital Research and Management Company dated
                    November 1, 2005 (effective 01-01-2007)(17)



      (xvii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
               Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31,
               2007)(18)

9.    (i)      Opinion of Counsel (17)

      (ii)     Opinion of Counsel (General American Life Insurance Company) (14)


10.   (i)      Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
               Registrant and the Guarantor (filed herewith)

      (ii)     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
               (filed herewith)


11.            Not Applicable.

12.            Not Applicable.



13.       (i)    Powers of Attorney for Michael K. Farrell, Norse N. Blazzard, Robert L. Davidow, Elizabeth M. Forget,
                 George Foulke, Richard A. Hemmings, Jay S. Kaduson, Lisa S. Kuklinski, Richard C. Pearson, Thomas
                 A. Price, Thomas J. Skelly, Paul A. Sylvester, Jeffrey A. Tupper and James J. Reilly (24)

          (ii)   Powers of Attorney (General American Life Insurance Company) for Michael K. Farrell, Peter M. Carlson,
                 Todd B. Katz, Maria R. Morris, Eric T. Steigerwalt, Stanley J. Talbi, Michael J. Vietri,
                 James J. Reily, and Teresa Wynn Roseborough (24)


      (1)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2)        incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as
                 electronically filed on July 19, 2002.

      (3)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                 333-96773 and 811-08306) as electronically filed on October 15, 2002.

      (4)        incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.
                 033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (5)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on April 30, 2003.

      (6)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on April 27, 2004.

      (7)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (8)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

      (9)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

   (10)          incorporated herein by reference to Registratant's Post-Effective Amendment No. 8 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

   (11)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

   (12)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
                 Nos. 333-96773 and 811-03365) as electronically filed on April 21, 2006.

   (13)          incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                 Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
                 24, 2006.

   (14)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                 Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.

   (15)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

   (16)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                 Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

   (17)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on April 18, 2007.

   (18)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.

   (19)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.

   (20)          incorporated herein by reference to Registrant's Post Effective Amendment No. 14 to Form N-4 (File
                 Nos. 333-96773 and 811-83006) as electronically filed on July 12, 2007.

   (21)          incorporated herein by reference to Registrant's Post Effective Amendment No. 23 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.

   (22)          incorporated herein by reference to Registrant's Post Effective Amendment No. 29 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

   (23)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                 Nos. 333-96775 and 811-08306) as electronically filed on October 9, 2009.


   (24)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on April 15, 2010.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Richard C. Pearson                      Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Norse N. Blazzard                       Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Richard A. Hemmings                     Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Thomas A. Price                         Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollman, Jr.                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Patrick D. Studley                      Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036


Scott E. Andrews                        Vice President
4700 Westown Parkway, Suite 200
West Des Moines, IA 50266


Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Gene Lunman                             Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116


Tia Mi Trytten                          Vice President
4700 Westown Parkway, Suite 200
West Des Moines, IA 50266


Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment PTY Limited. MetLife Investments PTY Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Global Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Global Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Global Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Global Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pension Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III LLC (DE)

      21. MLGP Lakeside, LLC (DE) - 95% is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS




    As of April 30, 2010, there were 2,928 qualified contract owners and 1,455 non-qualified contract owners of Class VA contracts; and 83 qualified contract owners and 91 non-qualified contract owners of Class AA contracts; and 44 qualified contract owners and 33 non-qualified owners of Class B contracts.




ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this
       Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One

       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities

       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614


Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Peter Gruppuso                          Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $30,452,983         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614



    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647



    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.

ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and Commonwealth of Massachusetts, on this 15th day of June, 2010.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY


By:  /s/ Gregory E. Illson
     -----------------------------------------
     Gregory E. Illson
     Vice President

FIRST METLIFE INVESTORS INSURANCE COMPANY
(Depositor)


By:  /s/ Gregory E. Illson
     -----------------------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on June 15, 2010.


/s/ Michael K. Farrell*                    Chairman of the Board,
-------------------------------------      President, Chief Executive Officer
Michael K. Farrell                         and Director


/s/ James J. Reilly*                       Vice President-Finance
-------------------------------------      (principal financial officer and
James J. Reilly                            principal accounting officer)


/s/ Norse N. Blazzard*                     Director
-------------------------------------
Norse N. Blazzard


/s/ Robert L. Davidow*                     Director
-------------------------------------
Robert L. Davidow


/s/ Elizabeth M. Forget*                   Director and Executive Vice President
-------------------------------------
Elizabeth M. Forget


/s/ George Foulke*                         Director
-------------------------------------
George Foulke


/s/ Richard A. Hemmings*                   Director
-------------------------------------
Richard A. Hemmings


/s/ Jay S. Kaduson*                        Director and Vice President
-------------------------------------
Jay S. Kaduson


/s/ Lisa S. Kuklinski*                     Director and Vice President
-------------------------------------
Lisa S. Kuklinski


/s/ Richard C. Pearson*                    Director
-------------------------------------
Richard C. Pearson


/s/ Thomas A. Price*                       Director
-------------------------------------
Thomas A. Price


/s/ Thomas J. Skelly*                      Director
-------------------------------------
Thomas J. Skelly


/s/ Paul A. Sylvester*                     Director
-------------------------------------
Paul A. Sylvester


/s/ Jeffrey A. Tupper*                     Director and Assistant Vice President
-------------------------------------
Jeffrey A. Tupper


*By: /s/ Michele H. Abate
     -------------------------------------
     Michele H. Abate, Attorney-In-Fact
     June 15, 2010

----------
* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-4 (File Nos. 333-96773/811-08306), filed as Exhibit 13(i)
     on April 15, 2010.

    As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and Commonwealth of Massachusetts, on this 15th day of June, 2010.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)


By:  /s/ Steven J. Goulart
     ----------------------------------
     Steven J. Goulart
     Senior Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 15, 2010.


/s/ Michael K. Farrell*                    Chairman of the Board, President,
-------------------------------------      Chief Executive Officer and Director
Michael K. Farrell


/s/ Todd B. Katz*                          Director
-------------------------------------
Todd B. Katz


/s/ Peter M. Carlson*                      Director, Executive Vice President
-------------------------------------      and Chief Accounting Officer
Peter M. Carlson


/s/ Stanley J. Talbi*                      Director
-------------------------------------
Stanley J. Talbi


/s/ Michael J. Vietri*                     Director
-------------------------------------
Michael J. Vietri


/s/ Maria R. Morris*                       Director
-------------------------------------
Maria R. Morris


/s/ James J. Reilly*                       Vice President
-------------------------------------      (principal financial officer)
James J. Reilly


/s/ Eric T. Steigerwalt*                   Director
-------------------------------------
Eric T. Steigerwalt


/s/ Teresa Wynn Roseborough*               Director
-------------------------------------
Teresa Wynn Roseborough


*By: /s/ Michele H. Abate
     -------------------------------------
     Michele H. Abate, Attorney-In-Fact
     June 15, 2010

----------
* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-4 (File Nos. 333-96773/811-08306), filed as Exhibit 13(ii) on April 15, 2010.

                               INDEX TO EXHIBITS

3   (viii)  Selling Agreement and Amendments (Merrill Lynch)

3   (ix)    Selling Agreement and Amendments (Citigroup Global Markets Inc.)

3   (x)     Selling Agreement (Citicorp Investment Services)

4   (xxxv)  Form of Qualified Distribution Program Endorsement

10  (i)     Consent of Independent Registered Public Accounting Firm (Deloitte &
            Touche LLP) for the Depositor, Registrant and the Guarantor

10  (ii)    Consent of Independent Registered Public Accounting Firm (Deloitte &
            Touche LLP) for MetLife, Inc.